J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Disciplined Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 16, 2017

to the Summary Prospectuses and

Prospectuses dated November 1, 2016, as supplemented

Effective immediately, the portfolio manager information in the section titled “Management” in the Disciplined Equity Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Raffaele Zingone	2002	Managing Director
Steven G. Lee	2013	Managing Director
Tim Snyder	2016	Executive Director

In addition, the paragraph in the section titled “The Funds’ Management and Administration — The Portfolio Managers — Disciplined Equity Fund” is hereby deleted in its entirety and replaced by the following:

Disciplined Equity Fund

The portfolio management team for the Fund utilizes a team-based approach and uses the models, insights and recommendations of the broader U.S. Disciplined Equity Team. The portfolio management team is comprised of Raffaele Zingone, Managing Director of JPMIM and a CFA charterholder, Steven G. Lee, Managing Director of JPMIM, and Tim Snyder, Executive Director of JPMIM and a CFA charterholder. Mr. Zingone is the lead portfolio manager for the Fund and is primarily responsible for portfolio construction. Mr. Zingone has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1991. Mr. Lee has been a portfolio manager since 2013 and prior to that time he was a research analyst in the U.S. Equity Research Group. Mr. Lee has been an employee of JPMIM since 2004. Mr. Snyder has been a portfolio manager in the U.S. Equity Group since 2013 and a JPMIM employee since 2003. Mr. Snyder joined the U.S. Disciplined Equity Team in 2004 and is also a holder of the CMT designation.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

SUP-DEQ-217

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Disciplined Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 16, 2017

to the Statement of Additional Information

dated November 1, 2016 as supplemented

Effective immediately, the information in the SAI under the headings “Portfolio Managers – Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers – Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Disciplined Equity Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2016:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Disciplined Equity Fund
Raffaele Zingone	23	$4,860,870	5	$1,842,634	20	$8,507,644
Steven Lee	3	509,831	3	152,332	1	177,434
Tim Snyder	14	3,509,370	3	1,816,899	14	9,020,010

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2016:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Disciplined Equity Fund
Raffaele Zingone	0	$0	0	$0	3	$3,849,166
Steven Lee	0	0	0	0	1	574,790
Tim Snyder	0	0	0	0	2	1,077,089

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of June 30, 2016, unless otherwise indicated:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Disciplined Equity Fund
Raffaele Zingone							X
Steven Lee				X
Tim Snyder			X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-DEQ-217